Concentrations	12 Months Ended
Sep. 30, 2025
Concentrations [Abstract]
CONCENTRATIONS

NOTE 15 — CONCENTRATIONS

A majority of the Company’s revenue and expense transactions are denominated in RMB and a significant portion of the Company’s and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance. Each bank account is insured by the PRC government authority with the maximum limit of RMB500,000 (equivalent $70,235). To limit exposure to credit risk relating to deposits, the Company primarily places cash and cash equivalents with large financial institutions in China which management believes are of high credit quality and the Company also continually monitors their creditworthiness.

The Company’s operations are carried out in China. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC as well as by the general state of the PRC’s economy. In addition, the Company’s business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other factors.

As of September 30, 2025 and 2024, $9,608,188 and $4,430,607 of the Company’s cash, respectively, was on deposit at financial institutions in the PRC. For the years ended September 30, 2025, 2024 and 2023, the Company’s substantial assets were located in the PRC and all of the Company’s revenues were derived from its subsidiaries located in the PRC.

For the years ended September 30, 2025, 2024 and 2023, no single customer accounted for more than 10% of the Company’s total revenue. The Company’s top 10 customers aggregately accounted for 21.3%, 22.5% and 27.2% of the Company’s total revenue for the years ended September 30, 2025, 2024 and 2023, respectively.

Sales of one of the Company’s major products, Guben Yanling Pill, accounted for 43.2%, 37.2% and 36.4% of the Company’s total revenue for the years ended September 30, 2025, 2024 and 2023, respectively.

As of September 30, 2025 and 2024, no customer accounted for more than 10% of the total accounts receivable balance.

For the year ended September 30, 2025, one supplier accounted for 35.4% of the total purchases. For the year ended September 30, 2024, two suppliers accounted for 28.0% and 13.4% of the total purchases, respectively. For the year ended September 30, 2023, one supplier accounted for 29.6% of the total purchases.